Condensed Consolidated Statements of Changes in Stockholders' Equity (Unaudited) - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2019	2,486	14,992
Balance at Dec. 31, 2019	$ 1,932,433	$ 15	$ 39,340,509	$ (42,847,513)	$ (1,574,556)
Common stock issued (in shares)	0	286,902
Issuance of common stock upon warrant exercise	$ 0	$ 287	2,213	0	2,500
Stock option expense			18,730		18,730
Net loss	$ 0	$ 0	0	(2,958,068)	(2,958,068)
Sale of common stock for cash (in shares)	0	2,310,000
Sale of common stock for cash	$ 0	$ 2,310	11,156,186	0	$ 11,158,496
Issuance of common stock for services (in shares)	0	26,581			26,581
Issuance of common stock for services	$ 0	$ 27	94,373	0	$ 94,400
Balance (in shares) at Dec. 31, 2020	100	3,834,095
Balance at Dec. 31, 2020	$ 76,095	$ 3,834	55,294,504	(45,805,581)	$ 9,568,852
Common stock issued (in shares)	0	835,900			145,866
Issuance of common stock upon warrant exercise	$ 0	$ 836	3,173,320	0	$ 3,174,156
Stock option expense			56,190		56,190
Net loss	$ 0	$ 0	0	(1,562,778)	(1,562,778)
Sale of common stock for cash (in shares)	0	1,644,000
Sale of common stock for cash	$ 0	$ 1,644	9,407,276	0	9,408,920
Issuance of common stock for services (in shares)	0	1,472
Issuance of common stock for services	$ 0	$ 1	5,999	0	6,000
Balance (in shares) at Mar. 31, 2021	100	6,315,467
Balance at Mar. 31, 2021	$ 76,095	$ 6,315	67,937,289	(47,368,359)	20,651,340
Balance (in shares) at Dec. 31, 2020	100	3,834,095
Balance at Dec. 31, 2020	$ 76,095	$ 3,834	55,294,504	(45,805,581)	9,568,852
Common stock issued (in shares)	0	889,739
Issuance of common stock upon warrant exercise	$ 0	$ 890	3,403,266	0	3,404,156
Stock option expense	0	0	269,427	0	269,427
Net loss	$ 0	$ 0	0	(18,570,317)	(18,570,317)
Sale of common stock for cash (in shares)	0	1,644,000
Sale of common stock for cash	$ 0	$ 1,644	9,407,276	0	$ 9,408,920
Issuance of common stock for services (in shares)	0	13,707			13,707
Issuance of common stock for services	$ 0	$ 14	71,827	0	$ 71,841
Balance (in shares) at Dec. 31, 2021	0	6,381,541
Balance at Dec. 31, 2021	$ 0	$ 6,382	68,731,220	(64,375,898)	4,361,704
Sale of common stock and warrants for cash (in shares)	0	707,484
Sale of common stock and warrants for cash	$ 0	$ 707	9,228,541	0	9,229,248
Common stock issued (in shares)	0	2,360,000
Issuance of common stock upon warrant exercise	$ 0	$ 2,360	(2,336)	0	24
Stock option expense	0	0	190,191	0	190,191
Net loss	$ 0	$ 0	0	(2,427,515)	(2,427,515)
Balance (in shares) at Mar. 31, 2022	0	9,449,025
Balance at Mar. 31, 2022	$ 0	$ 9,449	$ 78,147,616	$ (66,803,413)	$ 11,353,652